Note 18 - Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
NOTE 18 – FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

Some financial instruments, such as loan commitments, credit lines, letters of credit and overdraft protection are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met and usually have expiration dates. Commitments may expire without being used. Off-balance sheet risk to credit loss exists up to the face amount of these instruments although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

Financial instruments with off-balance sheet risk were as follows at year end:

(In Thousands of Dollars)	2012		2011
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans (at market rates)	$82,395	$10,137	$44,091	$11,254
Unused lines of credit and letters of credit	$25,923	$126,490	$22,205	$118,443
Standby letters of credit	$5,201	$15,225	$4,776	$15,110

Commitments to make loans are generally made for periods of 60 days or less. Fixed rate loan commitments have interest rates ranging from 3.38% to 7.00% and maturities ranging from 1 year to 10 years.